Administrative and Selling Expenses	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Administrative and Selling Expenses
9.	ADMINISTRATIVE AND SELLING EXPENSES

Years ended,	March 31, 2022	March 31, 2021	March 31, 2020

Administrative and selling expense is comprised of:
Personnel expenses	$54.2	$39.6	$29.7
Professional, consulting, legal and other fees	36.2	22.2	17.1
Software licenses	4.6	3.1	2.7
Amortization of intangible assets and non-producing assets	0.4	0.4	0.5
Other administrative and selling	7.6	7.1	6.9

	$103.0	$72.4	$56.9

Government Grant (Canada Emergency Wage Subsidy)
For the year ended March 31, 2022, the Company did not receive CEWS funding. For the year ended March 31, 2021, the Company recorded a $4.2 million reduction to personnel

expenses in connection with the CEWS (March 31, 2020 –
nil
).